Bank Loans (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Bank Loans (Details) [Line Items]
Bank loans due amount	$ 4,987,904		$ 4,987,904		$ 5,064,142
Terms of long term bank loans	30 years		30 years		30 years
Interest rate			2.50%		2.50%
Revolving credit line	$ 6,302,884		$ 6,302,884		$ 6,322,417
Interest related bank loans	$ 151,028	$ 497,080	$ 229,278	$ 592,911	965,163	$ 322,201
Interest related bank loans from discontinued operations					$ 0	147,631
Minimum [Member] | Hong Kong [Member]
Bank Loans (Details) [Line Items]
Charged interest percentage rate	1.63%		1.63%		1.63%
Bank Loans [Member]
Bank Loans (Details) [Line Items]
Interest related bank loans	$ 54,357	$ 48,394	$ 110,107	$ 144,225	$ 263,369	$ 322,201